UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-08747

DIVIDEND AND INCOME FUND
(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor New York, NY	10005
(Address of principal executive offices)	(Zip Code)

John F. Ramírez, Esq.
Dividend and Income Fund
11 Hanover Square
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-785-0900

Date of Fiscal Year End:   December 31

Date of Reporting Period:  March 31, 2016

Item 1.  Schedule of Investments

	DIVIDEND AND INCOME FUND
	SCHEDULE OF PORTFOLIO INVESTMENTS
	March 31, 2016
	(Unaudited)

Shares		Value
	Common Stocks (103.60%)
	Agricultural Chemicals (2.53%)
15,000	Monsanto Company	$1,316,100
80,000	Potash Corporation of Saskatchewan Inc.	1,361,600
35,000	The Mosaic Company	945,000
		3,622,700

	Agriculture Production - Livestock & Animal Specialties (0.83%)
23,000	Cal-Maine Foods, Inc. (a) (b)	1,193,930

	Aircraft Engines & Engine Parts (0.28%)
3,980	United Technologies Corporation	398,398

	Air Transportation, Scheduled (0.84%)
5,000	Alaska Air Group, Inc.	410,100
8,000	Delta Air Lines, Inc.	389,440
9,000	Southwest Airlines Co.	403,200
		1,202,740

	Apparel & Other Finished Products of Fabrics & Similar Material (0.61%)
8,300	Carter's, Inc.	874,654

	Beverages (1.29%)
18,000	PepsiCo, Inc. (a)	1,844,640

	Biological Products (2.07%)
12,100	Amgen Inc. (a)	1,814,153
12,570	Gilead Sciences, Inc.	1,154,680
		2,968,833

	Blankbooks, Looseleaf Binders & Bookbindg & Related Work (0.79%)
18,000	Deluxe Corporation	1,124,820

	Cable & Other Pay Television Services (0.91%)
32,500	Rogers Communications Inc.	1,300,650

	Cigarettes (1.92%)
28,000	Philip Morris International, Inc. (a) (b)	2,747,080

	Commercial Banks (2.00%)
30,000	Australia and New Zealand Banking Group Limited (c)	541,397
21,650	The Toronto-Dominion Bank	933,765
60,000	Westpac Banking Corporation (c)	1,395,600
		2,870,762

	Computer and Computer Software Stores (0.89%)
40,000	GameStop Corp. (a) (b)	1,269,200

	Computer & Office Equipment (0.95%)
9,000	International Business Machines Corporation	1,363,050

	Computer Communications Equipment (1.69%)
85,000	Cisco Systems, Inc. (a)	2,419,950

	Computer Storage Devices (0.62%)
25,950	Seagate Technology Public Limited Company	893,978

	Construction Machinery and Equipment (1.12%)
21,000	Caterpillar Inc. (a) (c)	1,607,340

	Construction, Mining & Materials Handling Machinery & Equipment (0.61%)
13,500	Dover Corp. (a)	868,455

	Deep Sea Foreign Transportation of Freight (0.59%)
45,875	Seaspan Corp.	841,347

	Dolls & Stuffed Toys (0.59%)
25,000	Mattel, Inc. (a)	840,500

	Electric Services (2.46%)
70,000	Calpine Corp. (a) (c)	1,061,900
47,500	Southern Company (a) (b)	2,457,175
		3,519,075

	Electronic & Other Electrical Equipment (0.99%)
26,000	Emerson Electric Co.	1,413,880

	Electronic Computers (0.95%)
12,500	Apple Inc. (a)	1,362,375

	Electronic Connectors (0.51%)
25,000	Methode Electronics, Inc.	731,000

	Electronic & Other Services Combined (1.29%)
51,500	Exelon Corp. (a)	1,846,790

	Engines & Turbines (0.26%)
3,400	Cummins Inc.	373,796

	Finance Services (0.77%)
18,000	American Express Company (a)	1,105,200

	Fire, Marine & Casualty Insurance (4.41%)
20,000	Chubb Limited (a) (b)	2,383,000
70,000	W.R. Berkley Corporation (a) (b)	3,934,000
		6,317,000

	Food & Kindred Products (1.88%)
25,000	Campbell Soup Co. (a) (b)	1,594,750
14,700	Nestle S.A.	1,096,767
		2,691,517

	Hospital & Medical Service Plans (1.66%)
17,100	Anthem, Inc. (a)	2,376,729

	Hotels & Motels (1.05%)
29,000	Las Vegas Sands Corp.	1,498,720

	Industrial Trucks, Tractors, Trailers, and Stackers (0.76%)
20,000	PACCAR Inc.	1,093,800

	Industrial Organic Chemcials (0.48%)
8,000	LyondellBasell Industries N.V.	684,640

	Investment Advice (3.12%)
9,600	Ameriprise Financial Inc. (a)	902,496
55,000	The Blackstone Group L.P. (a) (b)	1,542,750
21,700	Franklin Resources, Inc.	847,385
37,000	Invesco Ltd.	1,138,490
1,375	PJT Partners Inc. (c)	33,069
		4,464,190

	Measuring & Controlling Devices (0.82%)
10,300	Rockwell Automation, Inc.	1,171,625

	Men's & Boys' Furnishings, Work Clothing, & Allied Garments (0.74%)
11,000	Ralph Lauren Corp.	1,058,860

	Metal Mining (0.69%)
35,000	Rio Tinto plc ADR	989,450

	Miscellaneous Food Preparations & Kindred Products (1.39%)
20,000	McCormick & Company, Incorporated	1,989,600

	Miscellaneous Industrial & Commercial Machinery & Equipment (0.79%)
18,000	Eaton Corporation plc	1,126,080

	Motor Vehicle Parts & Accessories (2.73%)
8,650	BorgWarner Inc.	332,160
25,000	Honeywell International, Inc. (a)	2,801,250
7,000	Lear Corporation	778,190
		3,911,600

	Motor Vehicles & Passenger Car Bodies (3.82%)
20,000	Daimler AG (a)	1,536,600
120,000	Ford Motor Company (a) (b)	1,620,000
41,500	General Motors Company (a)	1,304,345
35,000	Volkswagen AG	1,014,300
		5,475,245

	National Commercial Banks (5.07%)
54,000	Bank of America Corporation (a)	730,080
20,200	Capital One Financial Corporation (a)	1,400,062
17,000	Citigroup Inc.	709,750
12,000	JPMorgan Chase & Co.	710,640
8,000	The PNC Financial Services Group, Inc.	676,560
39,000	U.S. Bancorp	1,583,010
30,000	Wells Fargo & Company	1,450,800
		7,260,902

	Natural Gas Transmission (0.82%)
24,400	Spectra Energy Partners, LP	1,174,128

	Other Chemical Products (0.80%)
10,000	Praxair Inc.	1,144,500

	Paperboard Containers & Boxes (0.54%)
17,000	REXAM PLC	770,100

	Personal Credit Institutions (0.78%)
22,000	Discover Financial Services	1,120,240

	Petroleum Refining (3.04%)
17,000	Exxon Mobil Corp.	1,421,030
20,500	Phillips 66 (a)	1,775,095
40,000	Western Refining, Inc.	1,163,600
		4,359,725

	Pharmaceutical Preparations (2.95%)
23,100	Johnson & Johnson (a) (b)	2,499,420
42,900	Sanofi ADR (a)	1,722,864
		4,222,284

	Plastic Materials, Synthetic Resins & Nonvulcan Elastomers (0.72%)
23,500	Hexcel Corporation	1,027,185

	Printed Circuit Boards (0.64%)
82,500	Kimball Electronics, Inc. (c)	921,525

	Pumps & Pumping Equipment (0.71%)
23,000	Flowserve Corporation	1,021,430

	Radio & TV Broadcasting & Communications Equipment (0.71%)
20,000	QUALCOMM, Incorporated (a)	1,022,800

	Railroads, Line-Haul Operating (3.52%)
108,500	CSX Corp. (a)	2,793,875
15,000	Norfolk Southern Corp.	1,248,750
12,650	Union Pacific Corporation	1,006,308
		5,048,933

	Railroad Equipment (1.24%)
64,500	The Greenbrier Companies, Inc.	1,782,780

	Real Estate (0.40%)
50,000	NorthStar Asset Management Group Inc.	567,500

	Retail - Department Stores (1.75%)
13,800	Dillard's, Inc.	1,171,758
28,600	Kohl's Corporation	1,333,046
		2,504,804

	Retail - Eating Places (1.62%)
18,500	McDonald's Corp. (a)	2,325,080

	Retail - Family Clothing Stores (1.12%)
12,650	The Buckle, Inc.	428,455
40,000	The GAP, Inc. (a)	1,176,000
		1,604,455

	Retail - Home Furniture, Furishings & Equipment Stores (0.42%)
10,951	Williams-Sonoma, Inc.	599,458

	Retail - Variety Stores (1.70%)
35,650	Wal-Mart Stores, Inc.	2,441,668

	Savings Institutions, Federally Chartered (0.24%)
11,150	HSBC Holdings plc (a)	346,988

	Security & Commodity Brokers, Dealers, Exchanges & Services (0.90%)
17,500	T. Rowe Price Group, Inc.	1,285,550

	Semiconductors & Related Devices (2.28%)
32,000	Intel Corporation	1,035,200
15,000	Skyworks Solutions, Inc.	1,168,500
18,500	Texas Instruments Incorporated	1,062,270
		3,265,970

	Services - Advertising Agencies (0.53%)
9,200	Omnicom Group Inc.	765,716

	Services - Business Services (1.12%)
83,000	The Western Union Company (a) (b)	1,601,070

	Services - Computer Processing & Data Preparation (0.74%)
9,450	DST Systems, Inc.	1,065,677

	Services - Computer Programming Services (0.48%)
13,754	Syntel, Inc.(c)	686,737

	Services - Help Supply Services (0.81%)
25,000	Robert Half International Inc.	1,164,500

	Services - Medical Laboratories (2.54%)
14,000	Laboratory Corporation of America Holdings (a) (c)	1,639,820
28,000	Quest Diagnostics Incorporated	2,000,600
		3,640,420

	Services - Miscellaneous Repair Services (0.03%)
756	Aquilex Holdings LLC Units (d)	37,605

	Services - Prepackaged Software (1.28%)
45,000	Oracle Corporation (a) (b)	1,840,950

	Special Industry Machinery (0.81%)
14,000	Lam Research Corporation	1,156,400

	Sporting Goods Stores (1.29%)
39,500	Dick's Sporting Goods, Inc. (a) (b)	1,846,625

	State Commerical Banks (0.83%)
24,300	The Bank of Nova Scotia	1,187,298

	Surety Insurance (0.88%)
50,000	Assured Guaranty Ltd.	1,265,000

	Surgical & Medical Instruments & Apparatus (1.54%)
27,000	Baxalta Incorporated (a)	1,090,800
27,000	Baxter International Inc. (a)	1,109,160
		2,199,960

	Telephone Communications (0.83%)
22,000	Verizon Communications Inc.	1,189,760

	Title Insurance (1.73%)
65,000	First American Financial Corporation	2,477,150

	Transportation Equipment (1.44%)
20,900	Polaris Industries Inc.	2,058,232

	Wholesale - Electronic Parts & Equipment (0.99%)
32,000	Avnet, Inc.	1,417,600

	Wholesale - Industrial Machinery & Equipment (1.06%)
20,000	MSC Industrial Direct Co., Inc.	1,526,200

	Total common stocks (Cost $137,724,081)	148,399,104

Principal
Amount
	Corporate Bonds and Notes (1.48%)
	Cable & Other Pay Television Services (0.15%)
214,000	CCO Holdings LLC, 7.00%, 1/15/19 (a)	218,318

	Cogeneration Services & Small Power Producers (0.33%)
450,000	Covanta Holding Corp., 7.25%, 12/1/20 (a)	466,312

	Electric Services (0.37%)
490,360	Elwood Energy LLC, 8.159%, 7/5/26 (a)	529,589

	Hospital & Medical Service Plans (0.18%)
250,000	Health Net, Inc., 6.375%, 6/1/17 (a)	262,500

	Oil & Gas Field Exploration Services (0.09%)
169,000	CGG-Veritas, 7.75%, 5/15/17 (a)	139,847

	Special Industry Machinery (0.36%)
500,000	Novelis, Inc., 8.375%, 12/15/17 (a)	511,000

	Total corporate bonds and notes (Cost $2,099,909)	2,127,566

Shares
	Closed End Funds (3.80%)
41,100	Advent Claymore Convertible Securities and Income Fund II	223,173
134,500	Advent Claymore Convertible Securities and Income Fund	1,776,745
179,998	Alpine Global Premier Properties Fund	1,006,189
9,293	Central Securities Corporation	177,775
12,400	The Cushing Renaissance Fund	173,724
12,400	LMP Corporate Loan Fund Inc.	121,024
8,600	RMR Real Estate Income Fund	166,496
20,100	Sprott Focus Trust, Inc.	122,409
67,500	Western Asset Emerging Markets Debt Fund Inc.	980,100
67,500	Western Asset Emerging Markets Income Fund Inc.	692,550

	Total closed end funds (Cost: $5,714,753)	5,440,185

	Real Estate Investment Trusts (3.75%)
34,500	HCP, Inc.	1,124,010
100,000	New Residential Investment Corp.	1,163,000
42,000	Tanger Factory Outlet Centers, Inc.	1,528,380
22,500	Welltower Inc.	1,560,150

	Total real estate investment trusts (Cost $5,187,147)	5,375,540

	Reorganization Interests (0%)
813,527	Penson Technologies LLC Units (c) (d) (Cost $ 0)	0

	Master Limited Partnerships (0.69%)
	Natural Gas Transmission (0.69%)
40,000	Enterprise Products Partners LP Units (a) (Cost $374,214)	984,800

	Preferred Stocks (1.87%)
	Financial (1.87%)
79,469	Annaly Capital Management, Inc., 7.625% Series C	1,964,474
30,809	Hatteras Financial Corp., 7.625% Series A	716,309
80,000	Solar Cayman Ltd. (a) (c) (d)	0

	Total preferred stocks (Cost $3,066,072)	2,680,783

	Money Market Fund (0.10%)
142,620	SSgA Money Market Fund, 7 day annualized yield 0.18% (Cost: $142,620)	142,620

	Total investments (Cost $154,308,796) (115.29%)	165,150,598

	Liabilities in excess of other assets (-15.29%)	(21,898,625)

	Net assets (100.00%)	$143,251,973

(a) All or a portion of these securities, have been segregated as collateral and held as collateral in a segregated account pursuant to the Committed Facility Agreement. As of March 31, 2016, the value of securities pledged as collateral was $35,646,833.

(b) All or a portion of these securities were on loan pursuant to the Lending Agreement. As of March 31, 2016, the value of securities on loan was $21,659,588.
(c) Non-income producing.
(d) Illiquid and/or restricted security that has been fair valued.

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

Notes to Schedule of Portfolio Investments (Unaudited)

Valuation of Investments
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is in the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price on the local exchange is unavailable, the last evaluated quote or closing bid price normally is used. In the event of an unexpected close of the primary market or exchange, a security may continue to trade on one or more other markets, and the price as reflected on those other trading venues may be more reflective of the security's value than an earlier price from the primary market or exchange. Accordingly, the Fund may seek to use these additional sources of pricing data or information when prices from the primary market or exchange are unavailable, or are earlier and less representative of current market value. Certain debt securities may be priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities or according to prices quoted by a securities dealer that offers pricing services. Open end investment companies are valued at their net asset value. Securities for which market quotations are not readily available or reliable and other assets may be valued as determined in good faith by Bexil Advisers LLC, the Investment Manager, under the direction of or pursuant to procedures approved by the Fund's Board of Trustees. Due to the inherent uncertainty of valuation, such fair value pricing values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. A security's valuation may differ depending on the method used for determining value. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices. A fair value price is an estimate and there is no assurance that such price will be at or close to the price at which a security is next quoted or next trades.

Value Measurements
Inputs to valuation methods are prioritized by a three level hierarchy as follows:

• Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities including securities actively traded on a securities exchange.

• Level 2 -  observable inputs other than quoted prices included in level 1 that are observable for the asset or liability which may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

• Level 3 - unobservable inputs for the asset or liability including the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis:

Equity securities (common and preferred stock) – Most publicly traded equity securities are valued normally at the most recent official closing price, last sale price, evaluated quote, or closing bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they may be categorized in level 1 of the fair value hierarchy. Equities on inactive markets or valued by reference to similar instruments may be categorized in level 2.

Corporate bonds and notes – The fair value of corporate bonds and notes are normally estimated using various techniques which may consider, among other things, recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Although most corporate bonds and notes may be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they may be categorized in level 3.

Restricted and/or illiquid securities – Restricted and/or illiquid securities for which quotations are not readily available or reliable may be valued with fair value pricing as determined in good faith by the Investment Manager under the direction of or pursuant to procedures approved by the Fund's Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both or similar inputs. Depending on the relative significance of valuation inputs, these instruments may be categorized in either level 2 or level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's assets. Refer to the schedules of portfolio investments for detailed information on specific investments.

ASSETS	Level 1	Level 2	Level 3	Total
Investments, at value
Common stocks	$ 148,361,499	$ -	$ 37,605	$ 148,399,104
Corporate bonds and notes	-	2,127,566	-	2,127,566
Closed end funds	5,440,185			5,440,185
Real estate investment trusts	5,375,540	-	-	5,375,540
Reorganization interests	-	-	0	0
Master limited partnerships	984,800	-	-	984,800
Preferred stocks	2,680,783	-	0	2,680,783
Money market fund	142,620	-	-	142,620
Total investments, at value	$ 162,985,427	$ 2,127,566	$ 37,605	$ 165,150,598

There were no securities transferred from level 1 on December 31, 2015 to level 2 on March 31, 2016.

The following is a reconciliation of level 3 assets including securities valued at zero:

	Common Stocks	Reorganization Interests	Preferred Stocks	Total
Balance at December 31, 2015	$ 37,605	$ 0	$ 0	$ 37,605
Proceeds from sales	-	-	-	-
Realized gain (loss)	-	-	-	-
Transfers into (out of) level 3	-	-	-	-
Change in unrealized appreciation	-	-	-	-
Balance at March 31, 2016	$ 37,605	$ 0	$ 0	$ 37,605
Net change in unrealized depreciation attributable to assets still held as level 3 at March 31, 2016	$ -	$ 0	$ 0	$ -

The Investment Manager, under the direction of the Fund's Board of Trustees, considers various valuation approaches for valuing assets categorized within level 3 of the fair value hierarchy. The factors used in determining the value of such assets may include, but are not limited to: the discount applied due to the private nature of the asset; the type of the security; the size of the asset; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer or analysts; an analysis of the company's or issuer's financial statements; or an evaluation of the forces that influence the issuer and the market in which the asset is purchased and sold. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. The pricing of all fair value assets is normally reported to the Fund's Board of Trustees.

The following table presents additional information about valuation methodologies and inputs used for assets that are measured at fair value and categorized as level 3 as of March 31, 2016:

	Fair Value	Valuation Technique	Unobservable Input	Range
Common stocks
Services – Miscellaneous Repair Services	$ 37,605	Share of taxable income and comparable exchange offer	Discount rate for lack of marketability	35%
Reorganization interests	$ 0	Cost; last known market value for predecessor securities; estimated recovery on liquidation	Discount rate for lack of marketability	100%
Preferred stocks
Financial	$ 0	Most recently reported net asset value	Discount rate for lack of marketability	100%

Cost for Federal Income Tax Purposes
As of March 31, 2016, for federal income tax purposes, subject to change, the aggregate cost of securities was $154,308,796 and net unrealized appreciation was $10,841,802, comprised of gross unrealized appreciation of $22,737,358 and gross unrealized depreciation of $11,895,556. The aggregate cost of investments for tax purposes will depend upon the Fund's investment experience during the entirety of its fiscal year and may be subject to changes based on tax regulations.

Illiquid and Restricted Securities
The Fund owns securities which have a limited trading market and/or certain restrictions on trading and, therefore, may be illiquid and/or restricted. Such securities have been valued using fair value pricing. Due to the inherent uncertainty of valuation, fair value pricing values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. Illiquid and/or restricted securities owned as of March 31, 2016 were as follows:

	Acquisition Date	Cost	Value
Aquilex Holdings LLC	3/08/12	$ 496,372	$ 37,605
Penson Technologies LLC	4/09/14	0	0
Solar Cayman Ltd.	3/07/07	568,802	0
Total		$ 1,065,174	$ 37,605
Percent of net assets		0.74%	0.03%

Market and Credit Risks
The Fund may invest in below investment grade fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc. ("S&P") and/or Ba1 or lower by Moody's Investors Service, Inc. ("Moody's"). Investments in these below investment grade securities may be accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities. The relative illiquidity of some of these securities may adversely affect the ability of the Fund to dispose of such securities in a timely manner and at a fair price at times when it might be necessary or advantageous for the Fund to liquidate portfolio securities.

Item 2.  Controls and Procedures

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend and Income Fund

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: May 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: May 24, 2016

By: /s/ Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: May 24, 2016

EXHIBIT INDEX

(a) Certifications of the registrant's principal executive and principal financial officer as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)